2. Investment Securities (Details 3)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value Less than 12 months	$ 48,697,774	$ 16,374,934
Unrealized Loss Less than 12 months	243,947	191,241
Fair Value 12 months or more	8,722,287	0
Unrealized Loss 12 months or more	$ 143,283	$ 0
Number of securities	131	21
Fair Value	$ 57,420,061	$ 16,374,934
Unrealized Loss	387,230	191,241
U.S. GSE debt securities
Fair Value Less than 12 months	13,223,739	5,176,669
Unrealized Loss Less than 12 months	84,490	73,331
Fair Value 12 months or more	3,935,003	0
Unrealized Loss 12 months or more	$ 64,997	$ 0
Number of securities	15	4
Fair Value	$ 17,158,742	$ 5,176,669
Unrealized Loss	149,487	73,331
Agency MBS
Fair Value Less than 12 months	9,251,323	10,704,717
Unrealized Loss Less than 12 months	105,063	115,458
Fair Value 12 months or more	4,542,446	0
Unrealized Loss 12 months or more	$ 75,124	$ 0
Number of securities	21	15
Fair Value	$ 13,793,769	$ 10,704,717
Unrealized Loss	180,187	115,458
Other investments
Fair Value Less than 12 months	3,692,571	493,548
Unrealized Loss Less than 12 months	25,429	2,452
Fair Value 12 months or more	244,838	0
Unrealized Loss 12 months or more	$ 3,162	$ 0
Number of securities	16	2
Fair Value	$ 3,937,409	$ 493,548
Unrealized Loss	28,591	$ 2,452
US States and Political Subdivisions Debt Securities [Member]
Fair Value Less than 12 months	22,530,141
Unrealized Loss Less than 12 months	28,965
Fair Value 12 months or more	0
Unrealized Loss 12 months or more	$ 0
Number of securities	79
Fair Value	$ 22,530,141
Unrealized Loss	$ 28,965